NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Impaired [Line Items]
Total impaired loans
Allocated allowance on impaired loans
Average impaired loans		12
Income recognized on impaired loans		1
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance
Impaired loans without an allocated allowance
Allocated allowance on impaired loans
Average impaired loans
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans
Income recognized on impaired loans
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance
Allocated allowance on impaired loans
Average impaired loans		12
Income recognized on impaired loans		1
First Mortgage Loans Construction [Member]
Financing Receivable, Impaired [Line Items]
Average impaired loans
Income recognized on impaired loans